Average Annual Total Returns		12 Months Ended	47 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
LBMA Gold Price (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.53%	9.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.03%
FT Vest Gold Strategy Quarterly Buffer ETF
Prospectus [Line Items]
Average Annual Return, Percent		21.87%	6.34%
Performance Inception Date	Jan. 20, 2021
FT Vest Gold Strategy Quarterly Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.95%	2.98%
FT Vest Gold Strategy Quarterly Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.97%	3.44%